Private Placement Financing (Tables) 10-Q	6 Months Ended
Jun. 30, 2026
Private Placement Financing [Abstract]
Summary of the key assumption utilized in the valuation	The table below presents the key assumption utilized in the valuation.

Valuation date	6/17/2026
Exercise price	3.89
Contractual term	5.0 years
Expiration Date	6/30/2031
Risk-free interest rate	4.23%
Expected volatility	105.0%
Expected dividend yield	0